--------------------------------------------------------------------------------
                                      LKCM
                                      FUNDS
--------------------------------------------------------------------------------


                           LKCM SMALL CAP EQUITY FUND
                                LKCM EQUITY FUND
                               LKCM BALANCED FUND
                             LKCM FIXED INCOME FUND
                             LKCM INTERNATIONAL FUND


                               Semi-Annual Report
                                  June 30, 2001

DEAR FELLOW SHAREHOLDERS:
We are pleased to report the following performance information for the LKCM
Funds:
                                                                      AVERAGE
                                                        SIX MONTH      ANNUAL
                                          NET ASSET   TOTAL RETURN  TOTAL RETURN
                              INCEPTION    VALUE AT       ENDED        SINCE
FUNDS                            DATES     06/30/01      06/30/01     INCEPTION
LKCM Equity Fund               01/03/96     $12.40       (6.42%)       13.04%
  S&P 500                                                (6.70%)       15.08%
--------------------------------------------------------------------------------
LKCM Small Cap Equity Fund     07/14/94     $17.80        4.71%        15.52%
  Russell 2000                                            6.85%        12.71%
--------------------------------------------------------------------------------
LKCM International Fund        12/30/97      $9.32      (18.53%)        3.90%
  EAFE Index*                                           (14.87%)        3.11%
--------------------------------------------------------------------------------
LKCM Balanced Fund             12/30/97     $11.46       (1.03%)        6.29%
  Lehman Bond Index**                                     4.08%         6.50%
--------------------------------------------------------------------------------
LKCM Fixed Income Fund         12/30/97     $10.19        4.89%         5.97%
  Lehman Bond Index**                                     4.08%         6.50%
--------------------------------------------------------------------------------

* Morgan Stanley Capital International Europe, Australasia, Far East Index **Lehman Brothers Intermediate Government/Credit Bond Index

     The U. S. economy continued to weaken during the first half of 2001. Clearly, the economy was growing at an unsustainable rate in late 1999 and has slowed to what will likely be negative growth when the second quarter Gross Domestic Product (GDP) is reported. The weakening economic conditions have resulted in higher than desirable levels of inventories in many sectors of the economy, which have in turn led to decisions on the part of most companies to cut production. As production is being reduced, a large number of employees have been laid off, resulting in rising unemployment. However, to this point in the economic cycle, consumer spending, while weakening, is still relatively strong in the face of layoffs, lower stock prices, and uncertainty regarding the economy. If the recession that we are probably in is going to be mild and end late this year or early in 2002, it is very important that consumer spending not decline sharply. The tax rebate should put approximately $60 billion into consumers' hands this fall and permanently lower taxes going forward. This rebate should bolster consumer sentiment and influence spending habits during the next few months. The actions of the consumer will be very important, as spending accounts for approximately two-thirds of the U.S. economy (GDP). While our economy is currently experiencing economic weakness, we believe that the lowering of short-term interest rates, the increase in the growth of the money supply, and the tax cut rebate should be enough to bring about some renewed strength in our economy. Moderating energy prices should also help. This improvement should be visible by the fourth quarter of this year or the first quarter of 2002. The Federal Reserve may be nearing the end of this easing cycle. If this indication is correct, then the Federal Reserve must believe that reductions already made will be enough to revive the economy and that additional significant reductions run the risk of rekindling inflation. We do believe that additional reductions will be made if the economy does not begin to show signs of improvement. While short rates have declined during the first half of the year, the yield on bonds with long maturities showed much less movement on a relative basis, causing the yield curve to steepen dramatically. The current interest rate environment points to an impending economic recovery. If the economic cycle is in the process of bottoming, which is our current view, stock prices should continue to work higher between now and the end of this year. Considering current levels of valuation, we have several reasons to believe that the next bull market's rise will probably be less dramatic than the last one. First, the current levels of valuation, while down from the March 2000 highs, are not yet compelling by historical standards. Second, return on capital, because of the excess capital investments made in the 1990s, is unlikely to support, in many industries, high rates of return on the invested capital for several years. Investors in the Funds should be well positioned for the upcoming market environment given our investment discipline of investing in profitable, well capitalized, competitively advantaged companies.
     The LKCM Equity Fund is managed to provide long-term capital appreciation via investment primarily in common stocks of mid-sized and large companies. The Fund focuses its investments primarily in quality companies with above-average profitability and reasonable valuations. The Fund performed basically in line with the S&P 500 during the first half of 2001. This follows a relatively rewarding 2000 whereby the Fund outperformed the S&P 500 by over 1,300 basis points, (+4% compared to the S&P 500's 9% loss)! As of June 30, 2001, the total net assets of the portfolio were $24.0 million with 86.7% of the net assets invested in common stocks and 13.3% in cash reserves, net of liabilities. The Fund is somewhat defensively positioned with a broadly diversified portfolio of quality companies that are attractively valued. As we enter the second half of 2001, we expect to increase the invested portion of the portfolio in competitively advantaged companies that will benefit from an improving economy.
     The LKCM Small Cap Fund is managed to maximize capital appreciation through investment primarily in the common stocks of smaller companies. During the first half of 2001, the Fund's performance is up 4.7% compared to a 6.9% increase in the Russell 2000. The Fund's successful investment strategy focuses on investing in shares of reasonably valued niche companies with above average growth and return prospects. A careful eye on valuation continues to be a key driver of our success. Stock selection has been a positive, but our cash position has been somewhat of a drag to the Fund's overall performance. As of June 30, 2001, the total net assets of the portfolio were $216.8 million with 80.9% of the net assets invested in common and preferred stocks and 19.1% in cash reserves, net of liabilities. The portfolio holdings are in companies that have attractive growth prospects, and attractive valuations. We are actively evaluating many areas of the market for new investment opportunities and expect our invested position to increase going forward.
     The LKCM Balanced Fund is managed using a total return approach, which emphasizes capital appreciation, income generation, and protection against excessive volatility. In order to attain the desired reward/risk profile, the Fund invests in a blend of common stocks, convertible securities, government and corporate bonds, and cash. Our diversified, total return approach proved successful as the Fund was down only 1% during the first half of 2001 despite a volatile environment and choppy market. As of June 30, 2001, total net assets were $8.1 million and the asset mix was 61.4% common stocks, 1.5% convertible securities, 29.4% corporate bonds, 6.6% in government bonds, and 1.1% in cash reserves net of liabilities. The "total return" philosophy of controlling risk via a blend of asset classes remains an attractive investment alternative for volatile markets environments.

     The LKCM Fixed Income Fund emphasizes current income and capital preservation. The Fund's strategy is to invest in a combination of noncallable bonds for their offensive characteristics and callable bonds as defensive investments in order to create a high quality, low volatility, intermediate maturity portfolio. As an example of our strategy, several of the Fund's largest corporate bond holdings have unique call provisions that offer an attractive combination of risk and return. The Fund outperformed the Lipper Intermediate Investment Grade Index during the past six months. We have relied upon our internal research capabilities in order to identify corporate bonds with strong credit profiles and attractive yields. The average effective maturity of the Fund at the end of June was approximately 5.2 years and the average quality was
A. As of June 30, 2001, total net assets were $34.2 million and the asset mix was 85.0% in corporate bonds, 13.9% in U.S. Treasury Notes, and 1.1% in cash and cash equivalents.
     The LKCM International Fund is 100% invested in the TT EAFE Portfolio under a master feeder structure. The Fund posted a net return of -9.80% for the second half of 2000 versus an MSCI EAFE return of -10.54%. The first quarter of 2001 was disappointing. What happened? TT International ("TTI") had been concerned about the health of the global economy for some time, but held the view Dr. Greenspan had the ability to administer the interest rate-cutting cure. Subsequently, TTI raised their exposure to sectors they felt would be beneficiaries from the cuts - telcos and financials. These accounted for 50% of the portfolio. Interest rates fell, but the market completely lost its risk appetite as the TMT bubble burst. The portfolio's interest rate stocks suffered considerably. The second quarter of 2001 was better but market volatility continued. Markets enjoyed a brief rally in April in the hope that the US economy would be able to avoid a protracted slowdown, but instead they continued their downward march in May and June. The major theses in the portfolio were steepening yield curves and earnings visibility. TTI added to consumer stocks while reducing IT and telcos, while maintaining a hedge against the Japanese Yen. The portfolio's decline was largely down to telcos holdings, although there was a substantial reduction of the position over the quarter - from around 20% to below 8%. This much-reduced exposure to the sector (especially the equipment makers) and to related IT stocks, limited the impact. It is unlikely that we will see an end to such rotation in the short-term. During the first half of 2001, the asset base of the Fund declined to US$77.8m at June 30, 2001 (US$99.5m at December 31, 2000). Markets continue to be volatile, and in the absence of a clear pick up in the earnings trend, navigating a steady course over the coming months will remain difficult. That said, TTI is confident that economies will begin to recover toward the end of the year, and TTI intends to ride out the current turbulence while positioning the portfolio to capture the eventual upturn.
     We are cautiously optimistic as we enter the second half of 2001, and look towards 2002. The combination of lower interest rates, money supply growth, fiscal stimulus via the tax refund and stable energy prices should set the stage for a U.S. economic recovery. Given the current high valuations still present in the market place, the economy's recovery may be more dynamic than the market's recovery. An investment discipline centered around fundamental analysis combined with adequate diversification and a keen eye on valuation - the strengths of our fund offerings - should have us well positioned for the future. As always, we focus on companies with business models that support high and/or rising returns on invested capital, strong and growing cash flows and strong balance sheets. In addition, we try to buy these businesses at attractive valuations. We are also focusing extra attention on financial soundness as creditors have tightened lending standards. Thank you again for allowing us to exercise our investment skills for the investors in the LKCM Funds.


Regards,


/s/ J. Luther King

J. Luther King, Jr., CFA

                           LKCM SMALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)

COMMON STOCK - 78.67%                 SHARES            VALUE
-------------------------------------------------------------
BASIC MATERIALS - 5.49%
  Boise Cascade Corporation           75,000      $ 2,637,750
  Crown Pacific Partners, L.P.       201,500        1,646,255
  Louisiana-Pacific Corporation      200,000        2,346,000
  NL Industries, Inc.                 50,000          692,500
  OM Group, Inc.                      40,000        2,250,000
  Packaging Corp of America #        150,000        2,329,500
                                                  -----------
                                                   11,902,005
                                                  -----------

CAPITAL GOODS - 10.48%
  Alliant Techsystems Inc. #          17,000        1,528,300
  EMCOR Group, Inc. #                 60,000        2,169,000
  Gentex Corporation #                45,000        1,254,150
  Lindsay Manufacturing
    Company                          225,000        4,275,000
  National Service Industries, Inc.  100,000        2,257,000
  Reliance Steel & Aluminum
    Company                          131,250        3,314,063
  Roper Industries, Inc.              55,000        2,296,250
  Stewart & Stevenson
    Services, Inc.                   100,000        3,300,000
  Tetra Tech, Inc. #                  85,000        2,312,000
                                                  -----------
                                                   22,705,763
                                                  -----------

CONSUMER CYCLICALS - 9.62%
  Dal-Tile International Inc. #      130,000        2,411,500
  D.R. Horton, Inc.                  100,000        2,270,000
  Harte-Hanks, Inc.                   70,000        1,733,200
  InterTAN, Inc. #(1)                200,000        2,800,000
  Iron Mountain, Inc. #               50,000        2,242,000
  Mail-Well, Inc. #                  300,000        1,275,000
  Office Depot, Inc. #               125,000        1,297,500
  Pier 1 Imports, Inc.                75,000          862,500
  Six Flags, Inc.                    110,000        2,314,400
  Sylvan Learning Systems,
    Inc. #                           150,000        3,645,000
                                                  -----------
                                                   20,851,100
                                                  -----------

CONSUMER STAPLES - 8.46%
  Cott Corporation #(1)              410,000        4,526,400
  Earthgrains Company                100,000        2,600,000
  Entravision Communications
    Corporation - Class A #          150,000        1,845,000
  Fleming Companies, Inc.             60,000        2,142,000
  Henry Schein, Inc. #               100,000        4,006,000
  Patterson Dental Company #          70,000        2,100,000
  Pennzoil-Quaker State Company      100,000        1,120,000
                                                  -----------
                                                   18,339,400
                                                  -----------



COMMON STOCK                          SHARES            VALUE
-------------------------------------------------------------
ENERGY - 6.50%
  Cabot Oil & Gas
    Corporation - Class A             45,000      $ 1,098,000
  Carbo Ceramics, Inc.                60,000        2,223,000
  Devon Energy Corporation            25,000        1,312,500
  Encore Acquisition Company #        50,000          575,000
  The Meridian Resource
    Corporation #                    200,000        1,434,000
  Plains Resources, Inc. #            42,000        1,008,000
  Stolt Offshore S.A. - ADR #(1)     150,000        1,837,500
  Tom Brown, Inc. #                  125,000        3,000,000
  Varco International, Inc. #         85,500        1,591,155
                                                  -----------
                                                   14,079,155
                                                  -----------

FINANCIAL SERVICES - 14.02%
  AmeriCredit Corp. #                 20,000        1,039,000
  CNA Surety Corporation             209,000        2,926,000
  Cullen/Frost Bankers, Inc.          75,000        2,538,750
  FBL Financial Group,
    Inc. - Class A                    60,000        1,080,000
  Glacier Bancorp, Inc.               90,000        1,710,000
  Hibernia Corporation - Class A     125,000        2,225,000
  Investment Technology
    Group, Inc.                       35,000        1,760,150
  Mobile Mini, Inc. #                191,000        6,299,180
  The Phoenix Companies, Inc. #       75,000        1,395,000
  StanCorp Financial Group, Inc.      40,000        1,895,600
  Texas Regional
    Bancshares, Inc.                 151,800        6,116,022
  Triad Guaranty Inc. #               35,000        1,400,000
                                                  -----------
                                                   30,384,702
                                                  -----------

HEALTH CARE - 5.76%
  Apogent Technologies Inc. #         64,000        1,574,400
  Beverly Enterprises, Inc. #        103,700        1,109,590
  King Pharmaceuticals, Inc. #        49,343        2,652,186
  Manor Care, Inc. #                  87,000        2,762,250
  Oxford Health Plans, Inc. #         78,000        2,230,800
  Triad Hospitals, Inc. #             73,000        2,151,310
                                                  -----------
                                                   12,480,536
                                                  -----------

  REAL ESTATE INVESTMENT TRUSTS - 2.21%
  Brandywine Realty Trust            120,000        2,694,000
  Prentiss Properties Trust           80,000        2,104,000
                                                  -----------
                                                    4,798,000
                                                  -----------

                           LKCM SMALL CAP EQUITY FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

COMMON STOCK                          SHARES            VALUE
-------------------------------------------------------------
TECHNOLOGY - 5.98%
  ANTEC Corporation #                 60,000       $  744,000
  APW Ltd. #                         170,000        1,725,500
  Cohu, Inc.                          85,000        1,912,500
  DuPont Photomasks, Inc. #           28,000        1,351,000
  Harris Corporation                  80,000        2,176,800
  Kopin Corporation #                170,000        2,063,800
  Maxim Integrated
    Products, Inc. #                  16,287          720,048
  RadiSys Corporation #               40,200          918,570
  Tekelec #                           50,000        1,355,000
                                                  -----------
                                                   12,967,218
                                                  -----------

TELECOMMUNICATIONS - 1.79%
  Allegiance Telecom, Inc. #          60,000          899,400
  FLAG Telecom Holdings
    Limited #(1)                     100,000          350,000
  LightPath Technologies, Inc. -
    Class A #                        100,000          890,000
  Pinnacle Holdings, Inc. #          291,200        1,750,112
                                                  -----------
                                                    3,889,512
                                                  -----------

TRANSPORTATION - 8.36%
  EGL, Inc. #                         35,000          611,100
  Kirby Corporation                  280,000        6,902,000
  Knightsbridge Tankers Ltd.(1)      100,000        2,000,000
  RailAmerica, Inc.  #               500,000        5,710,000
  Swift Transportation Co., Inc. #   150,000        2,889,000
                                                  -----------
                                                   18,112,100
                                                  -----------

TOTAL COMMON STOCKS
  (cost $121,943,773)                             170,509,491
                                                  -----------



PREFERRED STOCKS - 0.01%              SHARES            VALUE
-------------------------------------------------------------
CONSUMER CYCLICALS - 0.01%
  Atlantic Gulf Corporation #@        26,017       $   26,017
                                                  -----------

TOTAL PREFERRED STOCKS
  (cost $293,583)                                      26,017
                                                  -----------

-------------------------------------------------------------
WARRANTS - 2.25%
-------------------------------------------------------------
HEALTHCARE - 2.25%
  Biovail Corporation International,
    expire 9/30/2002 #(1)             35,000        4,882,325
                                                  -----------

TOTAL WARRANTS
  (cost $257,783)                                   4,882,325
                                                  -----------

-------------------------------------------------------------
SHORT-TERM
INVESTMENTS - 18.81%               PRINCIPAL
-------------------------------------------------------------
  Firstar Bank Demand Note,
    3.50% ^                     $  8,962,457        8,962,457
  Firstar Bank Repurchase Agreement,
    3.15%, dated 6/29/2001, *
    due 7/02/2001                 31,807,000       31,807,000
                                                  -----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $40,769,457)                               40,769,457
                                                  -----------

TOTAL INVESTMENTS - 99.74%
  (cost $163,264,596)                             216,187,290
                                                  -----------

  Other Assets, less Liabilities - 0.26%              568,416
                                                 ------------
  Total Net Assets - 100.00%                     $216,755,706
                                                 ============



#   - Non-income producing security.

(1) - Foreign security.

@   - Security issued as a private placement and is illiquid by virtue of the absence of a readily available market. Security valued at fair value - See Note A to the financial statements.

^   - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2001.

* - Collateralized by U.S. Government securities, certificates of deposit or bankers acceptances.

                                LKCM EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)

COMMON STOCK - 86.70%                SHARES             VALUE
-------------------------------------------------------------
BASIC MATERIALS - 5.16%
  Boise Cascade Corporation           4,000        $  140,680
  E.I. du Pont de Nemours
    and Company                       5,100           246,024
  Louisiana-Pacific Corporation      14,700           172,431
  Packaging Corp of America #        14,000           217,420
  Temple-Inland Inc.                  4,000           213,160
  Weyerhaeuser Company                4,500           247,365
                                                  -----------
                                                    1,237,080
                                                  -----------

CAPITAL GOODS - 8.94%
  Goodrich Corporation                6,000           227,880
  General Dynamics Corporation        3,500           272,335
  General Electric Company            3,400           165,750
  Honeywell International Inc.        9,000           314,910
  Illinois Tool Works Inc.            2,500           158,250
  Raytheon Company - Class B         10,000           265,500
  United Technologies Corporation     2,500           183,150
  Waste Management, Inc.             18,000           554,760
                                                  -----------
                                                    2,142,535
                                                  -----------

CONSUMER CYCLICALS - 3.47%
  Gannett Company, Inc.              10,000           659,000
  Home Depot, Inc.                    3,700           172,235
                                                  -----------
                                                      831,235
                                                  -----------

CONSUMER STAPLES - 7.89%
  Clear Channel
    Communications, Inc. #            4,000           250,800
  Colgate-Palmolive Company           5,000           294,950
  The Coca-Cola Company               3,500           157,500
  ConAgra Foods, Inc.                10,100           200,081
  Kimberly-Clark Corporation         10,000           559,000
  McCormick & Company,
    Incorporated (2)                  6,300           264,726
  The Procter & Gamble Company        2,600           165,880
                                                  -----------
                                                    1,892,937
                                                  -----------

ENERGY - 12.03%
  Anadarko Petroleum Corporation      7,000           378,210
  BP PLC - ADR (1)                    3,280           163,508
  Burlington Resources, Inc.          9,900           395,505
  Cabot Oil & Gas Corporation        12,400           302,560
  Exxon Mobil Corporation             8,000           698,800
  Halliburton Company                10,500           373,800
  Triton Energy Limited (1)           7,000           229,250
  Unocal Corporation                 10,000           341,500
                                                  -----------
                                                    2,883,133
                                                  -----------



COMMON STOCK                         SHARES             VALUE
-------------------------------------------------------------
FINANCIAL SERVICES - 12.75%
  Bank of America Corporation         4,000        $  240,120
  Citigroup, Inc.                     3,500           184,940
  Cullen/Frost Bankers, Inc.          9,000           304,650
  First Data Corporation              4,500           289,125
  Hibernia Corporation - Class A     40,000           712,000
  Lincoln National Corporation        5,200           269,100
  Mellon Financial Corporation        8,500           391,000
  Washington Mutual, Inc.             5,400           202,770
  Wells Fargo Company                10,000           464,300
                                                  -----------
                                                    3,058,005
                                                  -----------

HEALTH CARE - 15.23%
  Apogent Technologies Inc. #        15,000           369,000
  HCA - The Healthcare
    Corporation                      13,000           587,470
  HEALTHSOUTH Corporation #          10,400           166,088
  Manor Care, Inc. #                  9,600           304,800
  Merck & Company, Inc.               4,500           287,595
  Millennium Pharmaceuticals,
    Inc. #                            3,000           106,740
  Pfizer, Inc.                       10,000           400,500
  Pharmacia Corporation               9,000           413,550
  Schering-Plough Corporation        11,000           398,640
  Tenet Healthcare Corporation #      2,900           149,611
  Teva Pharmaceutical Industries
    Ltd. - ADR (1)                    7,500           467,250
                                                  -----------
                                                    3,651,244
                                                  -----------

TECHNOLOGY - 17.83%
  ANTEC Corporation #                12,000           148,800
  AOL Time Warner Inc. #              8,000           424,000
  Cisco Systems, Inc. #              20,000           364,000
  EMC Corporation                     6,000           174,300
  Harris Corporation                  8,500           231,285
  Hewlett-Packard Company            11,000           314,600
  Intel Corporation                  16,400           479,700
  International Business
    Machines Corporation              4,000           452,000
  JDS Uniphase Corporation #         12,000           150,000
  Kopin Corporation #                21,000           254,940
  Microsoft Corporation #             6,400           467,200
  Motorola, Inc.                     22,400           370,944
  Oracle Corporation #               15,000           285,000
  Sun Microsystems, Inc. #           10,000           157,200
                                                  -----------
                                                    4,273,969
                                                  -----------

                                LKCM EQUITY FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

COMMON STOCK                          SHARES            VALUE
-------------------------------------------------------------
TELECOMMUNICATIONS - 1.95%
  ALLTEL Corporation                  5,000       $   306,300
  Verizon Communications Inc.         3,000           160,500
                                                  -----------
                                                      466,800
                                                  -----------

TRANSPORTATION - 1.45%
  United Parcel Service, Inc.
    - Class B                         6,000           346,800
                                                  -----------

TOTAL COMMON STOCKS
  (cost $17,209,193)                               20,783,738
                                                  -----------



SHORT-TERM
INVESTMENTS - 14.82%              PRINCIPAL             VALUE
-------------------------------------------------------------
  Firstar Bank Demand Note,
    3.50% ^                      $  725,201        $  725,201
  Firstar Bank Repurchase
    Agreement, 3.15%,
    dated 6/29/01, *
    due 7/02/2001                 2,827,000         2,827,000
                                                  -----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $3,552,201)                                 3,552,201
                                                  -----------

TOTAL INVESTMENTS - 101.52%
  (cost $20,761,394)                               24,335,939
                                                  -----------

Liabilities, less Other Assets - (1.52) %            (363,804)
                                                  -----------
Total Net Assets - 100.00%                       $ 23,972,135
                                                 ============



#    - Non-income producing security.

(1)  - Foreign security.

(2)  - Non-voting shares.

^    - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2001.

* - Collateralized by U.S. Government securities, certificates of deposit or bankers' acceptances.

ADR  - American Depository Receipts

                               LKCM BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)

COMMON STOCKS - 61.37%                SHARES            VALUE
-------------------------------------------------------------
BASIC MATERIALS - 1.82%
  Boise Cascade Corporation            4,200       $  147,714
                                                  -----------

CAPITAL GOODS - 5.71%
  Diebold, Inc.                        3,200          102,880
  General Electric Company             4,500          219,375
  Tyco International Group (1)         2,600          141,700
                                                  -----------
                                                      463,955
                                                  -----------

CONSUMER CYCLICALS - 6.28%
  H&R Block, Inc.                      2,400          154,920
  Harte-Hanks, Inc.                    4,000           99,040
  Home Depot, Inc.                     2,100           97,755
  RadioShack Corporation               2,800           85,400
  Wal-Mart Stores, Inc.                1,500           73,200
                                                  -----------
                                                      510,315
                                                  -----------

CONSUMER STAPLES - 6.34%
  The Coca-Cola Company                1,400           63,000
  Colgate-Palmolive Company            2,300          135,677
  Kimberly-Clark Corporation           2,000          111,800
  Philip Morris Companies, Inc.        1,600           81,200
  Viacom, Inc. - Class B #             2,387          123,527
                                                  -----------
                                                      515,204
                                                  -----------

ENERGY - 6.77%
  Anadarko Petroleum Corporation       1,400           75,642
  BP PLC - ADR (1)                     1,700           84,745
  EOG Resources, Inc.                  2,000           71,100
  Exxon Mobil Corporation              1,600          139,760
  Schlumberger Limited                 1,650           86,873
  Unocal Corporation                   2,700           92,205
                                                  -----------
                                                      550,325
                                                  -----------

FINANCIAL SERVICES - 11.64%
  AEGON N.V. - ADR(1)                    402           11,417
  American General Corporation         3,200          148,640
  Citigroup, Inc.                      2,266          119,735
  Cullen/Frost Bankers, Inc.           2,400           81,240
  Fannie Mae                           1,700          144,755
  J.P. Morgan Chase & Co.              1,800           80,280
  Mellon Financial Corporation         2,940          135,240
  Washington Mutual, Inc.              2,500           93,875
  Wells Fargo Company                  2,800          130,004
                                                  -----------
                                                      945,186
                                                  -----------



COMMON STOCKS                         SHARES            VALUE
-------------------------------------------------------------
HEALTH CARE - 6.77%
  Medtronic, Inc.                      1,500       $   69,015
  Oxford Health Plans, Inc. #          1,700           48,620
  Pfizer, Inc.                         3,500          140,175
  Tenet Healthcare Corporation #       3,000          154,770
  Teva Pharmaceutical
    Industries Ltd. - ADR (1)          2,200          137,060
                                                  -----------
                                                      549,640
                                                  -----------

REAL ESTATE INVESTMENT TRUSTS - 1.00%
  Crescent Real Estate Equities
    Company                            3,300           81,081
                                                  -----------

TECHNOLOGY - 9.98%
  Cisco Systems, Inc. #                3,300           60,060
  Corning Incorporated                 1,600           26,736
  Dell Computer Corporation #          3,000           78,450
  EMC Corporation                      1,560           45,318
  First Data Corporation               1,300           83,525
  Hewlett-Packard Company              1,500           42,900
  International Business Machines
    Corporation                          700           79,100
  Intel Corporation                    2,900           84,825
  Microsoft Corporation #              2,000          146,000
  Motorola, Inc.                       2,600           43,056
  Oracle Corporation #                 3,440           65,360
  Sun Microsystems, Inc. #             3,500           55,020
                                                  -----------
                                                      810,350
                                                  -----------

TELECOMMUNICATIONS - 3.57%
  ALLTEL Corporation                   2,200          134,772
  Verizon Communications Inc.          2,900          155,150
                                                  -----------
                                                      289,922
                                                  -----------

TRANSPORTATION - 1.49%
  United Parcel Service, Inc.  -
    Class B                            2,100          121,380
                                                  -----------

TOTAL COMMON STOCKS
  (cost $4,748,951)                                 4,985,072
                                                  -----------

                               LKCM BALANCED FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

CORPORATE
BONDS - 27.41%                     PRINCIPAL            VALUE
-------------------------------------------------------------
BANKS - 1.93%
  Bancwest Corporation,
    8.30%, 1/15/2011                $ 75,000       $   79,401
  Norwest Corporation,
    6.625%, 3/15/2003                 75,000           77,080
                                                  -----------
                                                      156,481
                                                  -----------

BASIC MATERIALS - 2.83%
  Aristech Chemical Corporation,
    6.875%, 11/15/2006               150,000          149,858
  Hanna Co.,
    9.375%, 9/15/2003                 75,000           80,474
                                                  -----------
                                                      230,332
                                                  -----------

CAPITAL GOODS - 1.50%
  Thomas & Betts Corporation,
    6.50%, 1/15/2006                  25,000           20,577
  Tyco International Group (1),
    6.375%, 6/15/2005                100,000          101,103
                                                  -----------
                                                      121,680
                                                  -----------

CONSUMER CYCLICALS - 3.13%
  J.C. Penney Company, Inc.,
    6.50%, 12/15/2007                 60,000           46,268
  Tandy Corporation,
    6.95%, 9/01/2007                 100,000          101,711
  Target Corporation,
    7.50%, 2/15/2005                 100,000          105,931
                                                  -----------
                                                      253,910
                                                  -----------

CONSUMER STAPLES - 2.40%
  Fort James Corporation,
    6.875%, 9/15/2007                100,000           96,213
  Tribune Company, Convertible,
    2.00%, 5/15/2029                     830           98,662
                                                  -----------
                                                      194,875
                                                  -----------

ENERGY - 1.22%
  Enron Oil & Gas Company,
    6.50%, 12/01/2007                100,000           99,412
                                                  -----------

FINANCIAL SERVICES - 7.30%
  American General Corporation,
    6.75%, 6/15/2005                 100,000          103,253
  Block Financial Corporation,
    6.75%, 11/01/2004                 75,000           75,771
  Capital One Bank,
    8.25%, 6/15/2005                 100,000          103,506



CORPORATE
BONDS                              PRINCIPAL            VALUE
-------------------------------------------------------------
FINANCIAL SERVICES - CONTINUED
  Citigroup, Inc.,
    5.80%, 3/15/2004                $100,000        $ 100,277
  Lehman Brothers Holdings, Inc.,
    8.25%, 6/15/2007                 100,000          107,985
  Morgan Stanley Group,
    6.875%, 3/01/2007                100,000          102,212
                                                  -----------
                                                      593,004
                                                  -----------
HEALTHCARE - 0.93%
  HEALTHSOUTH Corporation,
    8.50%, 2/01/2008                  75,000           76,002
                                                  -----------

REAL ESTATE INVESTMENT TRUSTS - 0.31%
  Prologis Trust,
    7.05%, 7/15/2006                  25,000           25,223
                                                  -----------

TECHNOLOGY - 3.46%
  Harris Corporation,
    6.35%, 2/01/2028                 110,000          101,756
  Kent Electronics,
    Callable 8/15/2001,
    4.50%, 9/01/2004                  60,000           59,475
  Motorola, Inc.,
    6.75%, 2/01/2006                 100,000           94,655
  Oracle Corporation,
    6.91%, 2/15/2007                  25,000           24,957
                                                  -----------
                                                      280,843
                                                  -----------

TELECOMMUNICATIONS - 2.40%
  ITC DeltaCom, Inc. , Convertible,
    Callable 5/17/2002,
    4.50%, 5/15/2006                  39,000           18,671
  Voicestream Wireless Corporation,
    Callable 11/15/2004,
    10.375%, 11/15/2009              100,000          114,500
  WorldCom, Inc.,
    7.75%, 4/01/2007                  60,000           61,908
                                                  -----------
                                                      195,079
                                                  -----------

TOTAL CORPORATE BONDS
  (cost $2,217,532)                                2,226,841
                                                  -----------

                               LKCM BALANCED FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

MORTGAGE-BACKED
SECURITIES - 2.03%                 PRINCIPAL            VALUE
-------------------------------------------------------------
UTILITIES - 2.03%
  Potomac Edison Company,
    Callable 7/26/2001,
    8.00%, 6/01/2006                $100,000      $   101,597
  Public Service Electric &
    Gas Company,
    Callable 5/01/2008,
    6.375%, 5/01/2023                 65,000           62,924
                                                  -----------

TOTAL MORTGAGE-BACKED SECURITIES
  (cost $160,310)                                     164,521
                                                  -----------


-------------------------------------------------------------
CONVERTIBLE PREFERRED
STOCKS - 1.55%                         SHARES
-------------------------------------------------------------
CAPITAL GOODS - 0.84%
  Raytheon Co., 8.25%                   1,400          68,754
                                                  -----------

TELECOMMUNICATIONS - 0.71%
  Crown Castle International
    Corporation, 7.25%                 3,500           57,383
                                                  -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
  (cost $150,750)                                     126,137
                                                  -----------



U.S. TREASURY
  OBLIGATIONS - 6.58%              PRINCIPAL            VALUE
-------------------------------------------------------------
  U.S. Treasury Notes:
    6.25%, 8/31/2002                $150,000      $   153,822
    6.25%, 2/15/2003                 100,000          103,219
    5.75%, 8/15/2003                  70,000           71,976
    5.25%, 5/15/2004                 100,000          101,789
    6.00%, 8/15/2004                 100,000          103,834
                                                  -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (cost $515,936)                                     534,640
                                                  -----------

-------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.55%
-------------------------------------------------------------
  Firstar Bank Demand Note,
    3.50% ^                          126,010          126,010
                                                  -----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $126,010)                                     126,010
                                                  -----------

TOTAL INVESTMENTS - 100.49%
  (cost $7,919,489)                                 8,163,221

Liabilities in excess of Other
    Assets - (0.49)%                                  (40,072)
                                                  -----------
Total Net Assets - 100.00%                        $ 8,123,149
                                                  ===========


#    - Non-income producing security.

(1)  - Foreign security.

^    - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2001.

ADR  - American Depository Receipts.

                             LKCM FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)

CORPORATE
BONDS - 76.08%                     PRINCIPAL            VALUE
-------------------------------------------------------------
BANKS - 10.57%
  Bancwest Corporation,
    8.30%, 1/15/2011              $  750,000       $  794,014
  Nationsbank Corporation,
    6.875%, 2/15/2005              1,000,000        1,035,853
  Northern Trust Company,
    6.25%, 6/02/2008                 459,000          456,957
  Norwest Corporation,
    6.625%, 3/15/2003                500,000          513,870
  State Street Boston Corporation,
    5.95%, 9/15/2003                 795,000          810,886
                                                  -----------
                                                    3,611,580
                                                  -----------

BASIC MATERIALS - 3.95%
  Aristech Chemical Corporation,
    6.875%, 11/15/2006               600,000          599,432
  Hanna Co.,
     9.375%, 9/15/2003               700,000          751,087
                                                  -----------
                                                    1,350,519
                                                  -----------

CAPITAL GOODS - 7.31%
  Black & Decker Corporation,
    7.50%, 4/01/2003                 809,000          836,182
  Thomas & Betts Corporation,
    6.50%, 1/15/2006                 150,000          123,464
  Tyco International Group (1),
    6.375%, 6/15/2005              1,000,000        1,011,028
  Waste Management, Inc.,
    7.375%, 8/01/2010                525,000          527,815
                                                  -----------
                                                    2,498,489
                                                  -----------

CONSUMER CYCLICALS - 8.29%
  J.C. Penney Company, Inc.,
    6.50%, 12/15/2007                650,000          501,236
  Tandy Corporation,
    6.95%, 9/01/2007               1,250,000        1,271,384
  Target Corporation,
    7.50%, 2/15/2005               1,000,000        1,059,313
                                                  -----------
                                                    2,831,933
                                                  -----------

CONSUMER STAPLES - 2.82%
  Fort James Corporation,
    6.875%, 9/15/2007              1,000,000          962,128
                                                  -----------

ENERGY - 2.91%
  Enron Oil & Gas Company,
    6.50%, 12/01/2007              1,000,000          994,119
                                                  -----------



CORPORATE
BONDS                              PRINCIPAL            VALUE
-------------------------------------------------------------
FINANCIAL SERVICES - 16.01%
  Block Financial Corporation:
    6.75%, 11/01/2004             $1,000,000      $ 1,010,276
    8.50%, 4/15/2007                 300,000          321,329
  Capital One Bank,
    8.25%, 6/15/2005               1,000,000        1,035,058
  Citigroup, Inc.,
    5.80%, 3/15/2004               1,000,000        1,002,771
  Lehman Brothers Holdings, Inc.,
    8.25%, 6/15/2007               1,000,000        1,079,847
  Morgan Stanley Group,
    6.875%, 3/01/2007              1,000,000        1,022,124
                                                  -----------
                                                    5,471,405
                                                  -----------

HEALTHCARE - 2.60%
  HEALTHSOUTH Corporation,
    8.50%, 2/01/2008                 875,000          886,694
                                                  -----------

REAL ESTATE INVESTMENT TRUSTS - 5.60%
  Camden Property Trust,
    7.00%, 11/15/2006                800,000          804,860
  Prologis Trust,
    7.05%, 7/15/2006                 375,000          378,342
  Simon Property Group, Inc.,
    7.125%, 2/09/2009                750,000          731,224
                                                  -----------
                                                    1,914,426
                                                  -----------

TECHNOLOGY - 8.06%
  Motorola, Inc.,
    6.75%, 2/01/2006               1,100,000        1,041,203
  Oracle Corporation,
    6.91%, 2/15/2007                 675,000          673,849
  Texas Instruments, Inc.,
    7.00%, 8/15/2004               1,000,000        1,036,988
                                                  -----------
                                                    2,752,040
                                                  -----------

TELECOMMUNICATIONS - 7.81%
  ALLTEL Corporation,
    7.25%, 4/01/2004                 750,000          778,486
  Voicestream Wireless Corporation,
    Callable 11/15/2004,
    10.375%, 11/15/2009              750,000          858,750
  WorldCom, Inc.,
    7.75%, 4/01/2007               1,000,000        1,031,804
                                                  -----------
                                                    2,669,040
                                                  -----------

                             LKCM FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

CORPORATE BONDS                    PRINCIPAL            VALUE
-------------------------------------------------------------
UTILITIES - 0.15%
  Southwest Gas Corporation,
    7.50%, 8/01/2006              $   50,000      $    50,516
                                                  -----------

TOTAL CORPORATE BONDS
    (cost $25,434,781)                             25,992,889
                                                  -----------

-------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES - 8.91%
-------------------------------------------------------------
UTILITIES - 8.91%
  Interstate Power Company,
    Callable 9/15/2001,
    8.625%, 9/15/2021                 50,000           51,345
  PP&L Resources, Inc.,
    6.55%, 3/01/2006               1,000,000        1,009,151
  Potomac Edison Company,
    Callable 7/26/2001,
    8.00%, 6/01/2006               1,000,000        1,015,972
  Public Service Electric & Gas
    Company,
    Callable 5/01/2008,
    6.375%, 5/01/2023              1,000,000          968,054
                                                  -----------

TOTAL MORTGAGE-BACKED SECURITIES
    (cost $2,929,409)                               3,044,522
                                                  -----------



U.S. TREASURY
OBLIGATIONS -13.94%                 PRINCIPAL           VALUE
-------------------------------------------------------------
  U.S. Treasury Notes:
    7.25%, 8/15/2004              $1,000,000      $ 1,074,135
    7.50%, 2/15/2005               1,000,000        1,088,585
    6.50%, 5/15/2005               1,000,000        1,057,608
    5.875%, 11/15/2005             1,000,000        1,036,026
    5.50%, 5/15/2009                 500,000          504,551
                                                  -----------

TOTAL U.S. TREASURY OBLIGATIONS
    (cost $4,607,209)                               4,760,905
                                                  -----------


-------------------------------------------------------------
SHORT-TERM
INVESTMENTS - 0.88%
-------------------------------------------------------------
  Firstar Bank Demand Note,
    3.50% ^                            8,951            8,951
  Firstar Bank Repurchase
    Agreement, 3.15%,
    dated 6/29/01, *
    due 7/02/2001                    293,000          293,000
                                                  -----------

TOTAL SHORT-TERM INVESTMENTS
    (cost $301,951)                                   301,951
                                                  -----------

TOTAL INVESTMENTS - 99.81%
    (cost $33,273,350)                             34,100,267
                                                  -----------

Other Assets in excess of
  Liabilities - 0.19%                                  64,644
                                                  -----------
Total Net Assets - 100.00%                        $34,164,911
                                                  ===========

(1)  - Foreign security.

^    - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2001.

* - Collateralized by U.S. Government securities, certificates of deposit or bankers' acceptances.

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
                                           LKCM                            LKCM          LKCM            LKCM
                                         SMALL CAP         LKCM          BALANCED    FIXED INCOME    INTERNATIONAL
                                        EQUITY FUND    EQUITY FUND         FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value * ............   $184,380,290   $ 21,508,939   $  8,163,221    $ 33,807,267     $ 77,845,801**
Cash ...............................           --             --           51,131            --               --
Repurchase agreements * ............     31,807,000      2,827,000           --           293,000             --
Dividends and interest receivable ..        145,509         18,592         51,568         595,780             --
Receivable from Adviser ............           --             --            2,217            --               --
Receivable for investments sold ....        888,145           --           50,573       1,066,093             --
Organizational expenses, net of
  accumulated amortization .........           --             --            4,883           4,883            9,003
Other assets .......................         18,333          3,973          1,542           3,048           27,966
                                       ------------   ------------   ------------    ------------     ------------
    Total assets ...................    217,239,277     24,358,504      8,325,135      35,770,071       77,882,770
                                       ------------   ------------   ------------    ------------     ------------

LIABILITIES:
Payable for investments purchased ..           --          335,917        185,359       1,551,303             --
Payable for investment advisory fees        392,363         26,163           --            31,738           72,083
Payable for fund shares purchased ..           --            3,648           --              --               --
Accrued expenses and
  other liabilities ................         91,208         20,641         16,627          22,119           42,598
                                       ------------   ------------   ------------    ------------     ------------
    Total liabilities ..............        483,571        386,369        201,986       1,605,160          114,681
                                       ------------   ------------   ------------    ------------     ------------
NET ASSETS .........................   $216,755,706   $ 23,972,135   $  8,123,149    $ 34,164,911     $ 77,768,089
                                       ============   ============   ============    ============     ============
NET ASSETS CONSIST OF:
Paid in capital ....................   $147,357,805   $ 19,465,285   $  7,886,810    $ 33,465,178     $ 99,042,458
Undistributed net investment income         702,255         98,697             80          16,143          507,693
Undistributed net realized gain
  (loss) on securities and foreign
  currency transactions ............     15,772,952        833,608         (7,473)       (143,327)     (17,858,600)
Net unrealized appreciation/
  depreciation on:
  Investments ......................     52,922,694      3,574,545        243,732         826,917       (3,920,645)
  Other assets and liabilities
  denominated in foreign currency ..           --             --             --              --             (2,817)
                                       ------------   ------------   ------------    ------------     ------------
NET ASSETS .........................   $216,755,706   $ 23,972,135   $  8,123,149    $ 34,164,911     $ 77,768,089
                                       ============   ============   ============    ============     ============
Shares of beneficial interest
  outstanding (unlimited shares of
  no par value authorized) .........     12,177,411      1,933,631        708,963       3,353,491        8,346,438
Net asset value per share (offering
  and redemption price) ............   $      17.80   $      12.40   $      11.46    $      10.19     $       9.32
                                       ============   ============   ============    ============     ============

* Cost of Investments ..............   $163,264,596   $ 20,761,394   $  7,919,489    $ 33,273,350
                                       ============   ============   ============    ============

** Investments in the Master Portfolio.



                     See notes to the financial statements.


                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
                                                    LKCM                             LKCM           LKCM            LKCM
                                                  SMALL CAP        LKCM            BALANCED     FIXED INCOME   INTERNATIONAL
                                                 EQUITY FUND    EQUITY FUND          FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends * .................................    $   794,900    $   126,457     $     37,813    $         --    $    667,034
Interest ....................................        815,123         61,619           96,624       1,139,293          70,200
Expenses allocated from
  Master Portfolio ..........................           --             --               --              --          (335,074)
                                                ------------    ------------    ------------    ------------    ------------
    Total income ............................      1,610,023        188,076          134,437       1,139,293         402,160
                                                ------------    ------------    ------------    ------------    ------------

EXPENSES:
Investment advisory fees ....................        770,128         81,934           26,236          86,113         215,187
Administrative fees .........................         61,487         10,005           10,080          10,746          32,446
Accounting and transfer agent
  fees and expenses .........................         39,708         18,250           18,787          22,058          23,042
Professional fees ...........................         28,727          3,670            1,239           5,330          13,432
Custody fees and expenses ...................         14,323          4,363            3,018           3,647            --
Federal and state registration ..............         12,418          4,021            1,977           3,380          11,876
Reports to shareholders .....................          7,376          1,005              281           1,186           4,431
Trustees' fees ..............................          6,652            852              231           1,050           3,727
Amortization of deferred charges ............           --             --              1,616           1,616           2,970
Other .......................................          2,896            468              115             342           1,528
                                                ------------    ------------    ------------    ------------    ------------
  Total expenses ............................        943,715        124,568           63,580         135,468         308,639
  Less, expense waiver and/or
    reimbursement ...........................           --          (30,998)         (31,290)        (23,521)       (130,079)
                                                ------------    ------------    ------------    ------------    ------------
  Net expenses ..............................        943,715         93,570           32,290         111,947         178,560
                                                ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME .......................        666,308         94,506          102,147       1,027,346         223,600
                                                ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ...............................     15,791,923        806,752          (20,794)        226,723     (14,766,361)**
  Foreign currency transactions .............           --             --               --              --           282,974 **
                                                ------------    ------------    ------------    ------------    ------------
                                                  15,791,923         806,752         (20,794)        226,723     (14,483,387)
                                                ------------    ------------    ------------    ------------    ------------
Net change in unrealized
  appreciation/depreciation on:
  Investments ...............................     (6,775,058)     (2,508,376)       (208,542)        382,911      (5,013,102)**
  Foreign currency transactions .............           --             --               --              --           696,376 **
                                                ------------    ------------    ------------    ------------    ------------
                                                  (6,775,058)     (2,508,376)       (208,542)        382,911      (4,316,726)
                                                ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS .....................      9,016,865      (1,701,624)       (229,336)        609,634     (18,800,113)
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................   $  9,683,173    $ (1,607,118)   $   (127,189)   $  1,636,980    $(18,576,513)
                                                ============    ============    ============    ============    ============
* Net of Foreign Taxes Withheld .............   $       --      $        525    $        217    $       --      $     85,593
                                                ============    ============    ============    ============    ============

** Allocated from the Master Portfolio

                     See notes to the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                                                  LKCM
                                          SMALL CAP EQUITY FUND                   LKCM EQUITY FUND
                                  Six Months Ended                       Six Months Ended
                                     June 30, 2001        Year Ended        June 30, 2001         Year Ended
                                        (Unaudited)    Dec. 31, 2000           (Unaudited)     Dec. 31, 2000
                                  --------------------------------------------------------------------------
OPERATIONS:
Net investment income................ $    666,308      $    664,278          $    94,506        $   663,449
Net realized gain on investments ....   15,791,923        22,945,937              806,752          1,980,928
Net change in unrealized
  appreciation/depreciation
  on investments.....................   (6,775,058)       (1,189,398)          (2,508,376)        (1,632,771)
                                      ------------      ------------          -----------        -----------
    Net increase (decrease)
      in net assets
      resulting from operations......    9,683,173        22,420,817           (1,607,118)         1,011,606
                                      ------------      ------------          -----------        -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income................          --           (524,175)                 --            (646,034)
Net realized gain on investments.....          --        (32,617,907)                 --          (3,049,331)
                                      ------------      ------------          -----------        -----------
    Total dividends and distributions          --        (33,142,082)                 --          (3,695,365)
                                      ------------      ------------          -----------        -----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold........    3,302,638        11,581,863            2,013,892          3,308,681
Shares issued on reinvestment
  of dividends
  and distributions..................       75,180        32,089,268                  --           3,556,808
Cost of shares redeemed..............   (7,305,910)      (52,112,913)          (1,234,343)        (6,874,518)
                                      ------------      ------------          -----------        -----------
    Net increase (decrease) in
      net assets from
      from Fund share transactions...   (3,928,092)       (8,441,782)             779,549             (9,029)
                                      ------------      ------------          -----------        -----------
Total increase (decrease)
   in net assets.....................    5,755,081       (19,163,047)            (827,569)        (2,692,788)

NET ASSETS:
Beginning of period..................  211,000,625       230,163,672           24,799,704         27,492,492
                                      ------------      ------------          -----------        -----------
End of period *...................... $216,755,706      $211,000,625          $23,972,135        $24,799,704
                                      ============      ============          ===========        ===========

* Including undistributed net
  investment income of:.............. $    702,255      $     35,947          $    98,697        $     4,191
                                      ============      ============          ===========        ===========

CHANGES IN SHARES OUTSTANDING:
Shares sold..........................     195,094            621,762              162,786            218,842
Shares issued in reinvestment
  of dividends
  and distributions..................       4,407          1,880,965                  --             265,830
Shares redeemed......................    (434,937)        (2,823,100)            (100,622)          (457,088)
                                      ------------      ------------          -----------        -----------
                                         (235,436)          (320,373)              62,164             27,584
Beginning of period..................  12,412,847         12,733,220            1,871,467          1,843,883
                                      ------------      ------------          -----------        -----------
End of period .......................  12,177,411         12,412,847            1,933,631          1,871,467
                                      ============      ============          ===========        ===========



                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   LKCM                                LKCM
                                              BALANCED FUND                       FIXED INCOME FUND
                                  Six Months Ended                       Six Months Ended
                                     June 30, 2001        Year Ended        June 30, 2001         Year Ended
                                        (Unaudited)    Dec. 31, 2000           (Unaudited)     Dec. 31, 2000
                                  --------------------------------------------------------------------------
OPERATIONS:
Net investment income................ $    102,147      $    157,528          $ 1,027,346        $ 1,750,915
Net realized gain (loss)
  on investments.....................      (20,794)           19,965              226,723           (284,040)
Net change in unrealized
  appreciation/depreciation
  on investments.....................     (208,542)         (369,395)             382,911          1,317,918
                                      ------------      ------------          -----------        -----------
    Net increase (decrease)
      in net assets
      resulting from operations......     (127,189)         (191,902)           1,636,980          2,784,793
                                      ------------      ------------          -----------        -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income................     (126,468)         (135,585)          (1,041,109)        (1,726,991)
Net realized gain on investments.....          --            (15,342)                 --                 --
                                      ------------      ------------          -----------        -----------
    Total dividends and distributions     (126,468)         (150,927)          (1,041,109)        (1,726,991)
                                      ------------      ------------          -----------        -----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold........    2,040,192         1,614,830            2,573,575          7,758,309
Shares issued on reinvestment
  of dividends
  and distributions..................      124,776           150,410              761,511          1,266,863
Cost of shares redeemed..............   (1,555,572)         (505,608)          (3,325,606)        (2,539,368)
                                      ------------      ------------          -----------        -----------
    Net increase in net assets from
      from Fund share transactions...      609,396         1,259,632                9,480          6,485,804
                                      ------------      ------------          -----------        -----------
Total increase in net assets.........      355,739           916,803              605,351          7,543,606

NET ASSETS:
Beginning of period..................    7,767,410         6,850,607           33,559,560         26,015,954
                                      ------------      ------------          -----------        -----------
End of period *...................... $  8,123,149      $  7,767,410          $34,164,911        $33,559,560
                                      ============      ============          ===========        ===========

* Including undistributed net
  investment income of:.............. $         80      $     24,401          $    16,143        $    29,906
                                      ============      ============          ===========        ===========

CHANGES IN SHARES OUTSTANDING:
Shares sold..........................      173,817           132,846              252,342            793,403
Shares issued in reinvestment
  of dividends
  and distributions..................       11,249            12,557               74,693            129,195
Shares redeemed......................     (136,186)          (42,129)            (325,907)          (256,312)
                                      ------------      ------------          -----------        -----------
                                            48,880           103,274                1,128            666,286
Beginning of period..................      660,083           556,809            3,352,363          2,686,077
                                      ------------      ------------          -----------        -----------
End of period .......................      708,963           660,083            3,353,491          3,352,363
                                      ============      ============          ===========        ===========


                     See notes to the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        LKCM
                                                                 INTERNATIONAL FUND

                                                          Six Months Ended
                                                             June 30, 2001      Year Ended
                                                                (Unaudited)  Dec. 31, 2000
                                                          ----------------   -------------
OPERATIONS:
Net investment income........................................ $    223,600    $    375,797
Net realized gain on investments, futures contracts and
   foreign currency transactions.............................  (14,483,387)     11,479,083
Net change in unrealized appreciation/depreciation...........   (4,316,726)    (23,295,842)
                                                              ------------    ------------
    Net decrease in net assets resulting from operations.....  (18,576,513)    (11,440,962)
                                                              ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income........................................         --           (62,272)
Net realized gain on investments.............................         --       (16,528,553)
                                                              ------------    ------------
    Total dividends and distributions........................         --       (16,590,825)
                                                              ------------    ------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold................................    8,976,211      45,832,184
Shares issued on reinvestment of dividends and distributions.         --        16,257,406
Cost of shares redeemed......................................  (12,157,819)    (18,423,410)
                                                              ------------    ------------
    Net increase (decrease) in net assets from Fund
       share transactions....................................   (3,181,608)     43,666,180
                                                              ------------    ------------
Total increase (decrease) in net assets......................  (21,758,121)     15,634,393

NET ASSETS:
Beginning of period..........................................   99,526,210      83,891,817
                                                              ------------    ------------
End of period *.............................................. $ 77,768,089    $ 99,526,210
                                                              ============    ============

* Including undistributed net investment income of:.......... $    507,693    $    284,904
                                                              ============    ============

CHANGES IN SHARES OUTSTANDING:
Shares sold..................................................      893,321       3,042,293
Shares issued on reinvestment of dividends and distributions.         --         1,443,819
Shares redeemed..............................................   (1,246,825)     (1,220,599)
                                                              ------------    ------------
                                                                  (353,504)      3,265,513
Beginning of period..........................................    8,699,942       5,434,429
                                                              ------------    ------------
End of period ...............................................    8,346,438       8,699,942
                                                              ============    ============


                     See notes to the financial statements.


                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                  LKCM SMALL CAP EQUITY FUND

                                       Six Months           Year           Year            Year            Year            Year
                                            Ended          Ended          Ended           Ended           Ended           Ended
                                    June 30, 2001   December 31,   December 31,    December 31,    December 31,    December 31,
                                       (Unaudited)          2000           1999            1998            1997            1996
                                    -------------------------------------------------------------------------------------------
NET ASSET VALUE --
  BEGINNING OF PERIOD...............     $  17.00       $  18.08       $  15.72        $  16.89        $  16.20        $  13.84
                                         --------       --------       --------        --------        --------        --------
Net investment income...............         0.05           0.05           0.03            0.05            0.02            0.05
Net realized and unrealized
  gain (loss) on investments........         0.75           2.02           2.61           (1.10)           3.38            3.26
                                         --------       --------       --------        --------        --------        --------
    Total from investment operations         0.80           2.07           2.64           (1.05)           3.40            3.31
                                         --------       --------       --------        --------        --------        --------
Dividends from net investment income          --           (0.05)         (0.03)          (0.07)          (0.07)          (0.07)
Distributions from net realized gains         --           (3.10)         (0.25)          (0.05)          (2.64)          (0.88)
                                         --------       --------       --------        --------        --------        --------
    Total distributions.............          --           (3.15)         (0.28)          (0.12)          (2.71)          (0.95)
                                         --------       --------       --------        --------        --------        --------
NET ASSET VALUE --
  END OF PERIOD.....................     $  17.80       $  17.00       $  18.08        $  15.72        $  16.89        $  16.20
                                         ========       ========       ========        ========        ========        ========
TOTAL RETURN........................        4.71%(1)      11.37%         16.83%         (6.26)%          23.07%          25.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $216,756       $211,001       $230,164        $284,018        $274,787        $199,088
Ratio of expenses to average net assets     0.92%(2)       0.93%          0.90%           0.91%           0.95%           1.00%
Ratio of net investment income to
  average net assets................        0.65%(2)       0.32%          0.16%           0.35%           0.22%           0.39%
Portfolio turnover rate.............          33%            79%            48%             35%             34%             66%

(1)  Not Annualized.

(2)  Annualized.



                     See notes to the financial statements.


                                       20


                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                        LKCM EQUITY FUND
                                                                                                                     January 3,
                                       Six Months           Year           Year            Year            Year          1996(1)
                                            Ended          Ended          Ended           Ended           Ended         through
                                    June 30, 2001   December 31,   December 31,    December 31,    December 31,    December 31,
                                       (Unaudited)          2000           1999            1998            1997            1996
                                    -------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD    $  13.25       $  14.91       $  14.39        $  13.18        $  11.70        $  10.00
                                         --------       --------       --------        --------        --------        --------

Net investment income...............         0.05           0.40           0.10(2)         0.10            0.10            0.15
Net realized and unrealized
  gain (loss) on investments........        (0.90)          0.24           2.97            1.63            2.52            1.55
                                         --------       --------       --------        --------        --------        --------
    Total from investment operations        (0.85)          0.64           3.07            1.73            2.62            1.70
                                         --------       --------       --------        --------        --------        --------
Dividends from net investment income          --           (0.40)         (0.15)          (0.10)          (0.25)            --
Distributions from net realized gains         --           (1.90)         (2.40)          (0.42)          (0.89)            --
                                         --------       --------       --------        --------        --------        --------
    Total distributions.............          --           (2.30)         (2.55)          (0.52)          (1.14)            --
                                         --------       --------       --------        --------        --------        --------
NET ASSET VALUE-- END OF PERIOD.....     $  12.40       $  13.25       $  14.91        $  14.39        $  13.18        $  11.70
                                         ========       ========       ========        ========        ========        ========
TOTAL RETURN........................      (6.42)%(3)       4.14%         23.07%          13.11%          23.57%          17.00%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $23,972        $24,800        $27,492         $41,069         $52,392         $34,608
Ratio of expenses to average
net assets:
  Before expense waiver and/or
     reimbursement..................        1.07%(4)       1.06%          0.93%           1.02%           1.16%           1.32%(4)
  After expense waiver and/or
     reimbursement..................        0.80%(4)       0.80%          0.80%           0.80%           0.80%           0.80%(4)
Ratio of net investment income to
average net assets:
  Before expense waiver and/or
     reimbursement..................        0.54%(4)       2.33%          0.56%           0.49%           0.57%           0.98%(4)
  After expense waiver and/or
     reimbursement..................        0.81%(4)       2.59%          0.69%           0.71%           0.93%           1.50%(4)
Portfolio turnover rate.............          20%            57%            59%             45%             48%             79%

(1)  Commencement of operations.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3)  Not annualized.

(4)  Annualized.


                     See notes to the financial statements.


                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                                        LKCM BALANCED FUND
                                                      Six Months           Year            Year            Year
                                                           Ended          Ended           Ended           Ended
                                                   June 30, 2001   December 31,    December 31,    December 31,
                                                      (Unaudited)          2000            1999            1998
                                                   ------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD...............    $  11.77       $  12.30        $  11.05        $  10.00
                                                        --------       --------        --------        --------
Net investment income...............................        0.14           0.26            0.22            0.22
Net realized and unrealized gain (loss)
   on investments...................................       (0.27)         (0.55)           1.26            1.05
                                                        --------       --------        --------        --------
   Total from investment operations.................       (0.13)         (0.29)           1.48            1.27
                                                        --------       --------        --------        --------
Dividends from net investment income................       (0.18)         (0.22)          (0.22)          (0.22)
Distributions from net realized gains...............         --           (0.02)          (0.01)            --
                                                        --------       --------        --------        --------
    Total distributions.............................       (0.18)         (0.24)          (0.23)          (0.22)
                                                        --------       --------        --------        --------
NET ASSET VALUE-- END OF PERIOD.....................    $  11.46       $  11.77        $  12.30        $  11.05
                                                        ========       ========        ========        ========
TOTAL RETURN........................................     (1.03)%(1)     (2.34)%          13.53%          12.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...............    $  8,123       $  7,767        $  6,851        $  3,639
Ratio of expenses to average net assets:
  Before expense reimbursement......................       1.58%(2)       1.72%           1.95%           4.59%
  After expense reimbursement.......................       0.80%(2)       0.80%           0.80%           0.80%
Ratio of net investment income (loss)
to average net assets:
  Before expense waiver and/
    or reimbursement................................       1.76%(1)       1.24%           0.81%         (1.38)%
  After expense waiver and/or reimbursement.........       2.54%(1)       2.16%           1.96%           2.41%
Portfolio turnover rate.............................         17%            48%             47%             39%

(1)  Not annualized.

(2)  Annualized.


                     See notes to the financial statements.



                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                       LKCM FIXED INCOME FUND
                                                      Six Months           Year            Year            Year
                                                           Ended          Ended           Ended           Ended
                                                   June 30, 2001   December 31,    December 31,    December 31,
                                                      (Unaudited)          2000            1999            1998
                                                   ------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD...............    $  10.01       $   9.69        $  10.25        $  10.00
                                                        --------       --------        --------        --------
Net investment income...............................        0.30           0.56            0.52            0.54(1)
Net realized and unrealized gain (loss)
   on investments...................................        0.19           0.31           (0.55)           0.17
                                                        --------       --------        --------        --------
    Total from investment operations................        0.49           0.87           (0.03)           0.71
                                                        --------       --------        --------        --------
Dividends from net investment income................       (0.31)         (0.55)          (0.52)          (0.46)
Distributions from net realized gains...............         --             --            (0.01)            --
                                                        --------       --------        --------        --------
    Total distributions.............................       (0.31)         (0.55)          (0.53)          (0.46)
                                                        --------       --------        --------        --------
NET ASSET VALUE-- END OF PERIOD.....................       10.19       $  10.01        $   9.69        $  10.25
                                                        ========       ========        ========        ========
TOTAL RETURN........................................       4.89%(2)       9.26%         (0.34)%           7.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...............    $ 34,165        $33,560         $26,016         $14,557
Ratio of expenses to average net assets:
  Before expense reimbursement......................       0.79%(3)       0.84%           0.89%           1.28%
  After expense reimbursement.......................       0.65%(3)       0.65%           0.65%           0.65%
Ratio of net investment income to average net assets:
  Before expense waiver and/or reimbursement........       5.82%(3)       5.63%           5.34%           4.66%
  After expense waiver and/or reimbursement.........       5.96%(3)       5.82%           5.58%           5.29%
Portfolio turnover rate.............................         26%            28%             68%             82%


(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(2)  Not annualized.

(3)  Annualized.



                     See notes to the financial statements.


                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                      LKCM INTERNATIONAL FUND
                                                      Six Months           Year            Year            Year
                                                           Ended          Ended           Ended           Ended
                                                   June 30, 2001   December 31,    December 31,    December 31,
                                                      (Unaudited)          2000            1999            1998
                                                   ------------------------------------------------------------
NET ASSET VALUE --
  BEGINNING OF PERIOD...............................    $  11.44       $  15.44        $  11.01        $  10.00
                                                        --------       --------        --------        --------
Net investment income...............................        0.03           0.06(1)         0.00            0.04(2)
Net realized and unrealized gain (loss)
   on investments...................................       (2.15)         (1.74)           4.70            0.97
                                                        --------       --------        --------        --------
    Total from investment operations................       (2.12)         (1.68)           4.70            1.01
                                                        --------       --------        --------        --------
Dividends from net investment income................         --           (0.01)            --              --
Distributions from net realized gains...............         --           (2.31)          (0.27)            --
                                                        --------       --------        --------        --------
    Total distributions.............................         --           (2.32)          (0.27)            --
                                                        --------       --------        --------        --------
NET ASSET VALUE-- END OF PERIOD.....................    $   9.32       $  11.44        $  15.44        $  11.01
                                                        ========       ========        ========        ========
TOTAL RETURN........................................    (18.53)%(3)    (10.68)%          42.71%          10.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...............    $ 77,768        $99,526         $83,892         $56,985
Ratio of expenses to average net assets:
  Before expense reimbursement......................       1.50%(4)       1.51%           1.52%           1.40%
  After expense reimbursement.......................       1.20%(4)       1.20%           1.20%           1.20%
Ratio of net investment income (loss) to average
net assets:
  Before expense waiver and/or reimbursement........       0.22%(4)       0.08%         (0.28)%           0.34%
  After expense waiver and/ or reimbursement........       0.52%(4)       0.39%           0.04%           0.54%
Portfolio turnover rate.............................         N/A           186%(5)         205%            196%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(2) Net investment income per share is calculated using the ending balance of undistributed net investment income prior to considerations of adjustments for permanent book and tax differences.

(3)  Not annualized.

(4)  Annualized.

(5) On October 2, 2000, the Fund invested all of its investable assets into the TT EAFE Portfolio, which has an identical investment objective as the Fund.
     Portfolio turnover rate is provided for the period January 1, 2000 through September 30, 2000.


                     See notes to the financial statements.

                                   LKCM FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: LKCM Funds (the "Trust") is registered under the Investment Company Act as an open-end, management investment company. The Trust was organized as a Delaware business trust on February 10, 1994 and consists of five diversified series of shares comprising the LKCM Small Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), and December 30, 1997 (LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund). The LKCM Small Cap Equity Fund seeks to maximize capital appreciation by investing primarily in equity securities of small companies (those with market values less than $1.5 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings with above average returns on the shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The LKCM Balanced Fund seeks to provide investors with current income and capital appreciation by investing primarily in a diversified portfolio of equity and debt securities of companies with established operating histories and strong fundamental characteristics. The LKCM Fixed Income Fund seeks to provide investors with current income by investing primarily in a diversified portfolio of investment grade, intermediate-term debt securities issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S. Government and cash equivalent securities. The International Fund seeks to provide investors with a total return in excess of the Morgan Stanley Capital International EAFE Index.

The LKCM International Fund currently intends to attempt to achieve its goal by operating under a master-feeder structure. This means that the LKCM International Fund currently intends to seek its investment objective by investing all of its investable assets in the TT EAFE Portfolio ("Portfolio" or "Master Portfolio"), a series of the TT International U.S.A. Master Trust, which has an identical investment objective as the LKCM International Fund and is managed by TT International Investment Management ("TT International"). On October 2, 2000, the International Fund invested all of its investable assets into the Portfolio, which has an identical investment objective as the Fund. At June 30, 2001, the LKCM International Fund has a 52.6% ownership interest in the Portfolio, which is recorded at value. The Portfolio's financial statements are included within this annual report and should be read in conjunction with the financial statements of the LKCM International Fund. The LKCM International Fund records its daily pro-rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the LKCM International Fund accrues its own expenses daily as incurred. Accounting policies of the Portfolio, including valuation of investments, are more fully described in the Portfolio's financial statements.

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.

1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

3. REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with broker-dealers or banks that meet the credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

4. DISTRIBUTIONS TO SHAREHOLDERS: The LKCM Small Cap Equity, LKCM Equity and LKCM International Funds intend to pay dividends and net capital gain distributions, if any, on an annual basis. The LKCM Balanced and LKCM Fixed Income Funds intend to pay dividends on a quarterly basis and net capital gain distributions, if any, on an annual basis.

5. FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

6. FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

7. EXPENSE ALLOCATION: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

8. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9. OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Funds under an Investment Advisory Agreement (the "Agreement"). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser has voluntarily agreed to pay operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended June 30, 2001, the Adviser waived and/or reimbursed the following expenses:

                            LKCM       LKCM        LKCM        LKCM        LKCM
                          SMALL CAP   EQUITY     BALANCED     FIXED    INTERNATIONAL
                         EQUITY FUND   FUND        FUND     INCOME FUND    FUND
Annual Advisory Rate        0.75%      0.70%       0.65%       0.50%      (1)(2)
Annual Cap on Expenses      1.00%      0.80%       0.80%       0.65%       1.20%
Expenses Waived and/or
Reimbursed                   --       $30,998     $31,290     $23,521    $130,079

(1) To the extent that the Fund invests all of its investable assets in the Portfolio, the advisory fee paid to the Adviser is reduced from an annual rate of 1.00% of the Fund's average daily net assets to an annual rate of 0.50% of the Fund's average daily net assets.

(2) TT International is entitled to receive a fee from the Portfolio, calculated daily and payable monthly, at the annual rate of 0.50%.

Firstar Mutual Fund Services, LLC serves as transfer agent and administrator for the Trust and serves as accounting services agent for all LKCM Funds except LKCM International Fund. Firstar Bank, N.A. serves as custodian for all LKCM Funds except LKCM International Fund. Investors Bank & Trust Company serves as custodian, accounting services agent and sub-administrator of the LKCM International Fund.

Distribution services are performed pursuant to distribution contracts with PFPC Distributors, Inc., the Trust's principal underwriter, and other broker-dealers.

C. SECURITY TRANSACTIONS: Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2001 were as follows:

                                        PURCHASES                    SALES
                                   U.S.                      U.S.
                                GOVERNMENT      OTHER      GOVERNMENT      OTHER
                                ----------   -----------   ----------    -----------
LKCM Small Cap Equity Fund      $   --       $55,512,122    $    --      $61,431,511
LKCM Equity Fund                    --         5,853,059         --        4,113,470
LKCM Balanced Fund                  --         1,949,893      360,758        994,050
LKCM Fixed Income Fund           1,036,211     8,601,348    6,750,117      2,036,697

At June 30, 2001, cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were:

                                                                                 NET
                                   COST      APPRECIATION  (DEPRECIATION)   APPRECIATION
                               ------------  ------------  --------------   ------------
LKCM Small Cap Equity Fund     $163,502,900  $57,884,455      ($5,200,065)   $52,684,390
LKCM Equity Fund                 20,761,394    4,542,071         (967,526)     3,574,545
LKCM Balanced Fund                7,916,442      848,100         (601,321)       246,779
LKCM Fixed Income Fund           33,284,041      969,701         (153,475)       816,226

At December 31, 2000, the LKCM Fixed Income Fund had accumulated capital loss carryforwards of $359,358, with $64,453 expiring in the year 2007 and $294,905 expiring in the year 2008. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward. At December 31, 2000, the LKCM Small Cap Equity Fund and LKCM International Fund had net realized capital losses from transactions between November 1, 2000 and December 31, 2000 of $35,432 and $3,696,090, respectively, which for tax purposes are deferred and will be recognized in 2001.

D. OTHER: At June 30, 2001, the LKCM International Fund had five shareholders who, in aggregate, owned greater than 50% of the outstanding shares.

                                TT EAFE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 29, 2001 (UNAUDITED)



                                                 VALUE (NOTE 1)
COMMON STOCKS - 89.45%               SHARES                US$
--------------------------------------------------------------
AUSTRALIA - 1.26%
--------------------------------------------------------------
BANKS - 0.54%
  Commonwealth Bank of
    Australia                        45,650         $  792,959
                                                   -----------

MEDIA - 0.26%
  News Corporation, Limited          41,882            383,865
                                                   -----------

MINING - 0.46%
  BHP Billiton, Limited              61,066            322,728
  BHP Billiton, Limited - Bonus      65,041            352,334
                                                   -----------
                                                       675,062
                                                   -----------
TOTAL AUSTRALIA                                      1,851,886
                                                   -----------

--------------------------------------------------------------
BELGIUM - 2.32%
--------------------------------------------------------------
BANKS - 1.39%
  Dexia                             129,870          2,049,647
                                                   -----------

DIVERSIFIED FINANCIALS - 0.93%
  Groupe Bruxelles Lambert SA        24,584          1,379,438
                                                   -----------
TOTAL BELGIUM                                        3,429,085
                                                   -----------

--------------------------------------------------------------
DENMARK - 2.26%
--------------------------------------------------------------
PHARMACEUTICALS - 2.26%
  Novo Nordisk A/S - Class B         75,459          3,341,475
                                                   -----------
TOTAL DENMARK                                        3,341,475
                                                   -----------

--------------------------------------------------------------
FRANCE - 10.83%
--------------------------------------------------------------
BANKS - 2.22%
  BNP Paribas                        37,673          3,282,577
                                                   -----------

HOTELS RESTAURANTS & LEISURE - 1.02%
  Accor SA                           35,557          1,502,386
                                                   -----------

MEDIA - 0.69%
  Lagardere Groupe                   21,732          1,024,155
                                                   -----------

MULTIPLE UTILITIES - 0.91%
  Vivendi Universal                  23,018          1,343,268
                                                   -----------

PHARMACEUTICALS - 4.51%
  Aventis SA                         83,553          6,678,291
                                                   -----------



                                                 VALUE (NOTE 1)
COMMON STOCKS                         SHARES               US$
--------------------------------------------------------------
WATER COMPANIES - 1.48%
  Suez SA                            68,011        $ 2,190,553
                                                   -----------
TOTAL FRANCE                                        16,021,230
                                                   -----------

--------------------------------------------------------------
GERMANY - 8.10%
--------------------------------------------------------------
BANKS - 2.18%
  Dresdner Bank AG                   70,582          3,218,603
                                                   -----------

INSURANCE - 1.97%
  Ergo Versicherungs Gruppe AG       20,041          2,913,232
                                                   -----------

PHARMACEUTICALS - 1.77%
  Merck KGaA                         74,467          2,619,414
                                                   -----------

SOFTWARE - 2.18%
  SAP AG                             23,266          3,232,352
                                                   -----------
TOTAL GERMANY                                       11,983,601
                                                   -----------

--------------------------------------------------------------
HONG KONG - 2.90%
--------------------------------------------------------------
DIVERSIFIED FINANCIALS - 0.12%
  Hutchison Whampoa, Limited         18,000            181,733
                                                   -----------

MEDIA - 0.38%
  Television Broadcasts, Limited    132,000            555,086
                                                   -----------

REAL ESTATE - 1.86%
  Cheung Kong Holdings,
    Limited                         187,000          2,037,851
  Sun Hung Kai Properties,
    Limited                          79,000            711,513
                                                   -----------
                                                     2,749,364
                                                   -----------

ROAD & RAIL - 0.14%
  MTR Corp.                         123,000            210,527
                                                   -----------

WIRELESS TELECOMMUNICATION
  SERVICES - 0.40%
  China Mobil (Hong Kong)
    New _\ \ \                      113,000            596,877
                                                   -----------
TOTAL HONG KONG                                      4,293,587
                                                   -----------

--------------------------------------------------------------
IRELAND - 2.13%
--------------------------------------------------------------
PHARMACEUTICALS - 2.13%
  Elan Corp PLC ADR _\ \ \           51,734          3,155,774
                                                   -----------
TOTAL IRELAND                                        3,155,774
                                                   -----------

                                TT EAFE PORTFOLIO
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 29, 2001 (UNAUDITED)

                                                 VALUE (NOTE 1)
COMMON STOCKS                        SHARES                US$
--------------------------------------------------------------
ITALY - 8.60%
--------------------------------------------------------------
AUTOMOBILES - 1.29%
  Fiat Spa                           97,150        $ 1,902,158
                                                   -----------

BANKS - 1.94%
  IntesaBCI Spa                     812,750          2,872,665
                                                   -----------

DIVERSIFIED TELECOMMUNICATIONS - 0.95%
  Telecom Italia Spa                156,114          1,402,622
                                                   -----------

INSURANCE - 1.57%
  Assicurazione Generali             77,400          2,328,951
                                                   -----------

OIL & GAS - 2.85%
  Eni Spa                           345,567          4,217,818
                                                   -----------
TOTAL ITALY                                         12,724,214
                                                   -----------

--------------------------------------------------------------
JAPAN - 26.06%
--------------------------------------------------------------
AIR FREIGHT & COURIERS - 1.02%
  Yamato Transport Co., Limited      72,000          1,509,682
                                                   -----------

AUTOMOBILES - 1.66%
  Nissan Motor Co., Limited         356,000          2,457,717
                                                   -----------

BANKS - 1.64%
  Mizuho Holdings Inc.                  192            892,916
  The Sumitomo Bank, Limited        185,000          1,527,878
                                                   -----------
                                                     2,420,794
                                                   -----------

BEVERAGES, FOOD & TOBACCO - 0.27%
  Toyo Suisan Kaisha, Limited        38,000            393,969
                                                   -----------

COMMERCIAL SERVICES - 1.68%
  Mitsubishi Corporation            215,000          1,732,556
  Toppan Printing Co., Limited       73,000            750,987
                                                   -----------
                                                     2,483,543
                                                   -----------

CONSTRUCTION & ENGINEERING - 0.31%
  Nippon Comsys Corp.                34,000            460,731
                                                   -----------

DIVERSIFIED FINANCIALS - 1.49%
  Promise Co., Limited               15,600          1,285,875
  Takefuji Corporation               10,100            917,556
                                                   -----------
                                                     2,203,431
                                                   -----------



                                                 VALUE (NOTE 1)
COMMON STOCKS                         SHARES               US$
--------------------------------------------------------------
ELECTRIC UTILITIES - 2.09%
  Chubu Electric Power Co. Inc.      96,100         $2,041,971
  Tokyo Electric Power Co. Inc.      40,400          1,046,320
                                                   -----------
                                                     3,088,291
                                                   -----------

ELECTRONIC EQUIPMENT &
  INSTRUMENTS - 1.59%
  Anritsu Corp.                      25,000            377,862
  Mabuchi Motor Corp.                11,900          1,219,436
  NEC Corp.                          56,000            756,605
                                                   -----------
                                                     2,353,903
                                                   -----------

ELECTRONICS - 1.03%
  Sony Corp.                         23,200          1,525,398
                                                   -----------

ENTERTAINMENT & LEISURE - 1.38%
  Nintendo Corp, Limited             11,200          2,038,568
                                                   -----------

HOUSEHOLD DURABLES - 1.49%
  Matsushita Electric Works          86,000            994,366
  Sekisui Chemical Co., Limited     293,000          1,212,258
                                                   -----------
                                                     2,206,624
                                                   -----------

INDUSTRIAL - DIVERSIFIED - 0.36%
  Kawasaki Heavy Industries,
    Limited  _\ \ \                 322,000            531,880
                                                   -----------

MEDIA - 0.53%
  Fuji Television Network Inc.          137            787,628
                                                   -----------

METALS - 0.71%
  Kawasaki Steel Corporation        216,000            256,327
  Tostem Corporation                 48,000            789,000
                                                   -----------
                                                     1,045,327
                                                   -----------

OFFICE ELECTRONICS - 1.81%
  Canon Inc.                         30,000          1,212,363
  Ricoh Co., Limited                 68,000          1,466,706
                                                   -----------
                                                     2,679,069
                                                   -----------

PHARMACEUTICALS - 0.94%
  Shionogi & Co., Limited            67,000          1,396,782
                                                   -----------

                                TT EAFE PORTFOLIO
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 29, 2001 (UNAUDITED)

                                                 VALUE (NOTE 1)
COMMON STOCKS                         SHARES               US$
--------------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES - 0.62%
  Olympus Optical Co., Limited       57,000         $  913,168
                                                   -----------

REAL ESTATE - 0.65%
  Mitsubishi Estate Co., Limited    105,000            965,685
                                                   -----------

RETAILERS - 1.02%
  Fast Retailing Co., Limited         1,600            278,395
  Mitsukoshi, Limited               117,146            485,629
  Seven Eleven Japan Co., Limited.   19,000            741,931
                                                   -----------
                                                     1,505,955
                                                   -----------

ROAD & RAIL - 0.53%
  Central Japan Railway Co.             127            789,199
                                                   -----------

SEMICONDUCTOR EQUIPMENT &
  PRODUCTS - 0.17%
  Yokogawa Electric Corporation      29,000            258,109
                                                   -----------

SOFTWARE - 0.16%
  Alpha Systems, Inc.                    20              1,206
  Capcom Co., Limited                 7,000            242,473
                                                   -----------
                                                       243,679
                                                   -----------

TEXTILES, CLOTHING & FABRICS - 0.55%
  Teijin Limited                    145,000            815,016
                                                   -----------

TRANSPORTATION - 1.33%
  Tokyu Corporation                 289,000          1,575,744
  West Japan Railway Co.                 73            395,686
                                                   -----------
                                                     1,971,430
                                                   -----------

WIRELESS TELECOMMUNICATION
  SERVICES - 1.03%
  NTT Docomo Inc.                        88          1,531,171
                                                   -----------
TOTAL JAPAN                                         38,576,749
                                                   -----------

--------------------------------------------------------------
NETHERLANDS - 1.89%
--------------------------------------------------------------
HOUSEHOLD DURABLES - 1.03%
  Royal Philips Electronics NV       57,379          1,522,747
                                                   -----------


                                                 VALUE (NOTE 1)
COMMON STOCKS                         SHARES               US$
--------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS - 0.86%
  ASM Lithography
    Holding NV  _\ \ \               56,844        $ 1,276,318
                                                   -----------
TOTAL NETHERLANDS                                    2,799,065
                                                   -----------
--------------------------------------------------------------
SOUTH KOREA - 1.10%
--------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS - 1.10%
  Samsung Electronics -
    GDR 144A                         11,020          1,626,943
                                                   -----------
TOTAL SOUTH KOREA                                    1,626,943
                                                   -----------

--------------------------------------------------------------
SPAIN - 0.79%
--------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 0.79%
  Telefonica SA  _\ \ \              95,135          1,174,071
                                                   -----------
TOTAL SPAIN                                          1,174,071
                                                   -----------

--------------------------------------------------------------
SWITZERLAND - 2.52%
--------------------------------------------------------------
BANKS - 2.52%
  UBS AG                             25,986          3,726,759
                                                   -----------
TOTAL SWITZERLAND                                    3,726,759
                                                   -----------

--------------------------------------------------------------
UNITED KINGDOM - 18.69%
--------------------------------------------------------------
BANKS - 4.25%
  Halifax PLC                       187,129          2,163,398
  Lloyds TSB Group PLC              132,177          1,322,682
  Royal Bank of Scotland
    Group PLC                       126,313          2,783,825
  Standard Chartered PLC              1,697             21,743
                                                   -----------
                                                     6,291,648
                                                   -----------

CONSTRUCTION & ENGINEERING - 1.00%
  BAA PLC                           160,167          1,486,766
                                                   -----------

DIVERSIFIED FINANCIALS - 2.45%
  Amvesco PLC                       209,060          3,631,310
                                                   -----------

DIVERSIFIED TELECOMMUNICATIONS - 4.65%
  British
    Telecommunications PLC          916,268          5,760,394
  British Telecommunications
    PLC  _\ \ \                     190,325          1,124,269
                                                   -----------
                                                     6,884,663
                                                   -----------

                                TT EAFE PORTFOLIO
                       SCHEDULE OF INVESTMENTS, CONTINUED
                            JUNE 29, 2001 (UNAUDITED)


                                                 VALUE (NOTE 1)
COMMON STOCKS                         SHARES               US$
--------------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
--------------------------------------------------------------
FOOD & DRUG RETAILING - 1.65%
  J Sainsbury PLC                   390,563        $ 2,434,809
                                                   -----------
OIL & GAS - 0.79%
  Shell Transport & Trading         141,305          1,174,541
                                                   -----------

PHARMACEUTICALS - 2.48%
  Celltech PLC  _\ \ \               43,909            739,836
  GlaxoSmithKline PLC               104,102          2,928,285
                                                   -----------
                                                     3,668,121
                                                   -----------

RETAILERS - 1.42%
  Marks & Spencer PLC               571,941          2,107,545
                                                   -----------
  TOTAL UNITED KINGDOM                              27,679,403
                                                   -----------

TOTAL COMMON STOCKS
  (cost $136,904,643)                              132,383,842
                                                   -----------

TOTAL INVESTMENTS - 89.45%
  (Cost $136,904,643)                              132,383,842
                                                   -----------

  Other Assets in excess of
  Liabilities 10.55%                                15,611,008
                                                   -----------

Total Net Assets 100.00%                           147,994,850
                                                   ===========

 _     Non-income producing security.

 ADR   American Depository Receipt

 GDR   Global Depository Receipt


                      STATEMENTS OF ASSETS AND LIABILITIES
                   SIX MONTHS ENDED JUNE 29, 2001 (UNAUDITED)

                                                                                 US$
                                                                        ------------
ASSETS:
Investments, at value*..................................................$132,383,842
Cash....................................................................  11,034,196
Foreign currency**......................................................   3,752,258
Receivable for open forward foreign currency exchange contracts.........     580,806
Receivable for investments sold.........................................   1,979,688
Dividends and interest receivable.......................................     360,731
Recoverable foreign taxes...............................................     140,622
                                                                        ------------
  Total assets.......................................................... 150,232,143
                                                                        ============

LIABILITIES:
Payable for investments purchased.......................................   2,112,342
Payable for investment advisory fees....................................      58,721
Accrued expenses and other liabilities..................................      66,230
                                                                        ------------
  Total liabilities.....................................................   2,237,293
                                                                        ------------
NET ASSETS..............................................................$147,994,850
                                                                        ============
* Cost of Investments...................................................$136,904,643
                                                                        ============
** Cost of Foreign Currency.............................................$  3,770,543
                                                                        ============


                     See notes to the financial statements.

                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 29, 2001 (UNAUDITED)

                                                                            US$
                                                                   ------------
INVESTMENT INCOME:
Interest income.................................................   $    117,112
Dividend income* ...............................................      1,190,671
                                                                   ------------
  Total income .................................................      1,307,783
                                                                   ------------
EXPENSES:
Investment advisory fee ........................................        365,399
Accounting and custody fees ....................................        127,685
Administration fees ............................................         29,588
Other expenses .................................................         22,363
Trustees' fees and expenses ....................................         12,784
Audit fees .....................................................         11,342
                                                                   ------------
  Total expenses ...............................................        569,161
                                                                   ------------
NET INVESTMENT INCOME ..........................................        738,622
                                                                   ------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on:
  Investment security transactions .............................    (25,914,798)
  Options ......................................................        379,730
  Foreign currency transactions and forward foreign currency
     exchange contracts ........................................         83,413
                                                                   ------------
                                                                    (25,451,655)
                                                                   ------------
Net change in unrealized appreciation/(depreciation) on:
  Investment securities ........................................     (7,282,665)
  Foreign currency transactions and forward foreign currency
     exchange contracts ........................................      1,224,675
                                                                   ------------
                                                                     (6,057,990)
                                                                   ------------
NET LOSS ON INVESTMENTS ........................................    (31,509,645)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(30,771,023)
                                                                   ============
* Net of foreign taxes withheld ................................   $    153,185
                                                                   ============


                     See notes to the financial statements.


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       TT EAFE
                                                                      PORTFOLIO
                                                            Six Months Ended    Period
                                                              June 29, 2001      Ended
                                                              (Unaudited)   Dec. 31, 2001*
                                                              ---------------------------
OPERATIONS:
Net investment income........................................  $   738,622  $     99,951
Net realized loss............................................  (25,451,655)   (3,721,629)
Net change in unrealized appreciation/(depreciation).........   (6,057,990)      302,547
                                                              ------------  ------------
  Net decrease in net assets resulting from operations.......  (30,771,023)   (3,319,131)
                                                              ------------  ------------
CAPITAL TRANSACTIONS
  Contributions..............................................   30,453,296   164,769,982
  Withdrawals................................................  (13,138,274)           --
                                                              ------------  ------------
  Net increase in net assets from capital transactions.......   17,315,022   164,769,982
                                                              ------------  ------------
Total increase (decrease) in net assets......................  (13,456,001)  161,450,851
                                                              ------------  ------------
Net Assets:
Beginning of period..........................................  161,450,851            --
                                                              ------------  ------------
End of period................................................ $147,994,850  $161,450,851
                                                              ============  ============


*For the period from October 2, 2000 (commencement of operations) to December
 31, 2000.



                     See notes to the financial statements.

                                TT EAFE PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on October 2, 2000 with the transfer of $93,281,575 in securities at value, with cost of $91,184,786, from the LKCM International Fund, of the LKCM Funds. (52.6% at June 29, 2001)

The following is a summary of significant accounting policies which are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     1. SECURITY VALUATION
     The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

     2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

     3. FEDERAL INCOME TAXES
     The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

     It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

     4. FOREIGN SECURITIES
     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

     Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

     5. FOREIGN CURRENCY TRANSLATION
     For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

     As of June 29, 2001, the Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                                                GROSS
                                                                            UNREALIZED
CURRENCY AND                       FOREIGN CURRENCY  U.S. DOLLAR VALUE      GAIN/(LOSS)
EXCHANGE DATE                            UNITS SOLD   AT JUNE 29, 2001             US$
---------------------------------------------------------------------------------------
SALES CONTRACTS
British Pound Sterling,  07/19/01         4,300,000        $ 6,043,407       $ (78,810)
Euro Dollar,             07/02/01           200,000            169,510             930
Japanese Yen,            07/11/01     2,050,000,000         16,458,883         624,493
Japanese Yen,            07/25/01     1,890,000,000         15,197,377          33,504
---------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON SALES CONTRACTS                                       $ 580,117
---------------------------------------------------------------------------------------

      CROSS
     CURRENCY
    CONTRACTS                                                          NET
    SETTLEMENT            DELIVER/               RECEIVE/            UNREALIZED
       DATE           UNITS OF CURRENCY       IN EXCHANGE FOR       APPRECIATION
   ------------       -----------------     -------------------     ------------
      7/02/01         EUR       496,961     GBP         300,000          688
--------------------------------------------------------------------------------
NET UNREALIZED GAIN ON CROSS CURRENCY CONTRACTS                         $668
--------------------------------------------------------------------------------

     6. FUTURES CONTRACTS
     The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 29, 2001, there were no open long futures contracts outstanding.

B. INVESTMENT ADVISORY AGREEMENT
Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management (the "Portfolio Manager") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For the period from January 1, 2001 through May 31, 2001, the Portfolio Trust paid monthly to the Portfolio Manager from the assets of the Portfolio a management fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets. As of June 1, 2001, the Portfolio Trust pays monthly to the Portfolio Manager for its advisory services a management fee, at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

C. SECURITY TRANSACTIONS
Purchase and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended June 29, 2001, were as follows:

     COST OF PURCHASE                                        PROCEEDS FROM SALES
     US$                                                                     US$
--------------------------------------------------------------------------------
     170,467,856                                                     153,052,138

At June 29, 2001 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                             UNREALIZED           UNREALIZED      NET UNREALIZED
     TAX COST              APPRECIATION         DEPRECIATION        DEPRECIATION
     US$                            US$                  US$                 US$
--------------------------------------------------------------------------------
     138,700,005              3,884,020         (10,200,183)         (6,316,163)

D. FINANCIAL HIGHLIGHTS
The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                            SIX MONTHS
                                                 ENDED                FOR THE
                                         JUNE 29, 2001           PERIOD ENDED
                                            (UNAUDITED)     DECEMBER 31, 2000 *
-------------------------------------------------------------------------------
Ratio of expenses                                0.78% +                0.92% +
Ratio of net investment income                   1.01% +                0.39% +
Portfolio Turnover                                111%                    37%

* For the period October 2, 2000 (commencement of operations) through December 31, 2000.

+    Computed on an annualized basis.

                                   LKCM FUNDS
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES
   J. Luther King, Jr., CFA            Jacqui Brownfield
   Chairman of the Board,              Vice President,
   President                           Secretary & Treasurer

   Paul W. Greenwell                   Joseph C. Neuberger
   Vice President                      Assistant Treasurer

   Steven R. Purvis                    Jeffrey T. Rauman
   Vice President                      Assistant Secretary

   H. Kirk Downey                      Robert Kern
   Trustee                             Assistant Secretary

   Earle A. Shields, Jr.               James Tiegs
   Trustee                             Assistant Secretary
--------------------------------------------------------------------------------

INVESTMENT ADVISER
   Luther King Capital Management Corporation
   301 Commerce Street, Suite 1600
   Fort Worth, TX 76102
--------------------------------------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDER SERVICING AGENT
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
--------------------------------------------------------------------------------

CUSTODIAN FOR ALL FUNDS EXCEPT LKCM INTERNATIONAL FUND
   Firstar Bank, N.A.
   425 Walnut Street
   Cincinnati, OH 45202
--------------------------------------------------------------------------------

CUSTODIAN & SUB-ADMINISTRATOR FOR LKCM INTERNATIONAL FUND
   Investors Bank & Trust Company
   200 Clarendon Street
   Boston, MA 02110
--------------------------------------------------------------------------------

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   1800 Massachusetts Avenue, N.W.
   2nd Floor
   Washington, D.C. 20036-1800
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS
   PricewaterhouseCoopers LLP
   100 East Wisconsin Avenue
   Milwaukee, WI 53202
--------------------------------------------------------------------------------

DISTRIBUTOR
   PFPC Distributors, Inc.
   3200 Horizon Drive
   King of Prussia, PA 19406
--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.